Schedule of investments
Macquarie VIP Global Growth Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.21%Δ
Brazil — 2.63%
Rede D'Or Sao Luiz 144A #	316,256	$ 2,506,398
XP Class A	98,118	1,843,637
		4,350,035
Canada — 2.74%
Alimentation Couche-Tard	61,192	3,264,716
Canadian Natural Resources	39,980	1,277,761
		4,542,477
China — 1.23%
Midea Group Class A	199,500	2,040,113
		2,040,113
Finland — 1.59%
Amer Sports †	75,749	2,632,278
		2,632,278
France — 2.07%
Airbus	14,669	3,425,593
		3,425,593
Germany — 6.33%
Deutsche Telekom	40,680	1,385,946
Fresenius & Co.	55,495	3,101,367
SAP	11,798	3,159,118
Siemens	10,491	2,832,339
		10,478,770
India — 3.25%
HDFC Bank	270,292	2,896,640
NTPC	648,688	2,487,516
		5,384,156
Italy — 1.54%
Ferrari	5,248	2,543,815
		2,543,815
Japan — 2.77%
Hoya	22,300	3,083,429
Renesas Electronics	130,600	1,502,578
		4,586,007
Netherlands — 1.89%
ING Groep	119,121	3,122,847
		3,122,847
Norway — 1.43%
Orkla	226,269	2,365,604
		2,365,604
Singapore — 2.00%
Sea ADR †	18,534	3,312,582
		3,312,582
	Number of shares	Value (US $)
Common StocksΔ (continued)
Spain — 2.11%
Banco Bilbao Vizcaya Argentaria	181,289	$ 3,493,373
		3,493,373
Taiwan — 3.93%
Taiwan Semiconductor Manufacturing	150,000	6,515,674
		6,515,674
United Kingdom — 3.16%
AstraZeneca	12,298	1,884,067
BAE Systems	120,104	3,343,267
		5,227,334
United States — 60.54%
Allstate	11,417	2,450,659
Alphabet Class A	6,300	1,531,530
Amazon.com †	18,081	3,970,045
Aon Class A	5,669	2,021,452
Apple	21,090	5,370,147
AT&T	110,867	3,130,884
BJ's Wholesale Club Holdings †	21,980	2,049,635
Blue Owl Capital	116,587	1,973,818
Broadcom	7,735	2,551,854
Capital One Financial	10,953	2,328,389
Carrier Global	40,531	2,419,701
Casey's General Stores	5,378	3,040,291
CDW	9,146	1,456,775
Coca-Cola	25,161	1,668,677
ConocoPhillips	12,748	1,205,833
CSX	86,773	3,081,309
Eli Lilly & Co.	3,738	2,852,094
Hilton Worldwide Holdings	9,613	2,493,997
Home Depot	7,539	3,054,727
Howmet Aerospace	17,394	3,413,225
Ingersoll Rand	25,911	2,140,767
Intercontinental Exchange	16,502	2,780,257
KLA	3,372	3,637,039
Mastercard Class A	6,593	3,750,164
Meta Platforms Class A	4,421	3,246,694
Microsoft	19,171	9,929,619
Morgan Stanley	20,277	3,223,232
Netflix †	2,414	2,894,193
NVIDIA	48,382	9,027,114
Salesforce	11,371	2,694,927
Sherwin-Williams	7,133	2,469,873
Thermo Fisher Scientific	4,848	2,351,377
		100,210,298
Total Common Stocks (cost $115,607,426)		164,230,956

NQ- IV096 [0925] 1125 (4967888)    1

Schedule of investments
Macquarie VIP Global Growth Series
	Number of shares	Value (US $)

Short-Term Investments — 0.74%
Money Market Mutual Funds — 0.74%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	305,241	$ 305,241
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	305,241	305,241
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	305,241	305,241
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	305,241	305,241
Total Short-Term Investments (cost $1,220,964)		1,220,964

Total Value of Securities—99.95% (cost $116,828,390)		165,451,920
Receivables and Other Assets Net of Liabilities — 0.05%		83,821
Net Assets Applicable to 43,649,952 Shares Outstanding — 100.00%	$165,535,741

Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $2,506,398, which represents 1.51% of the Series’ net assets.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV096 [0925] 1125 (4967888)